14. INCOME TAXES (Details) (USD $)	7 Months Ended	12 Months Ended					67 Months Ended
	Dec. 31, 2007	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2012
Income Tax Disclosure [Abstract]
Net loss before taxes	$ (21,874)	$ (3,407,757)	$ (954,677)	$ (9,485)	$ (9,485)	$ (34,675)	$ (4,437,953)
Statutory rate		35.00%	35.00%
Computed expected tax -recovery)		(1,192,715)	(334,137)
Stock-based compensation		746,638	37,720
Beneficial conversion feature		59,105
Increase in valuation allowance:		386,972	296,417
Reported income taxes